Securities Financing Activities, Offsetting - Securities Financing Activities (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Resale, securities borrowing and similar arrangements [Abstract]
Gross amounts recognized	$ 159,538	$ 108,785
Gross amounts offset in consolidated balance sheet	(54,208)	(28,402)
Net amounts in consolidated balance sheet	105,330	80,383
Collateral not recognized in consolidated balance sheet	(104,313)	(79,473)
Net amount	1,017	910
Repurchase, Securities Lending and Similar Arrangements [Abstract]
Gross amounts recognized	149,427	106,060
Gross amounts offset in consolidated balance sheet	(54,208)	(28,402)
Net amounts in consolidated balance sheet	95,219	77,658
Collateral pledged but not netted in consolidated balance sheet	(95,170)	(77,529)
Net amount	49	129
Loans [Member]
Resale, securities borrowing and similar arrangements [Abstract]
Net amounts in consolidated balance sheet	$ 21,800	$ 20,500